Reconciliation of Financial Statements to the Form 5500 - Schedule of Reconciliation of Net Change in Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 029
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase before transfers from (to) other qualified plans	$ 237,301,172	$ 96,889,570
Change in deemed distributions	1,247,689
Net increase in net assets per the Form 5500	238,548,861
EBP 030
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase before transfers from (to) other qualified plans	97,653,610	$ 34,787,276
Change in deemed distributions	1,846,350
Net increase in net assets per the Form 5500	$ 99,499,960